Capital and reserves	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Capital and reserves	Capital and reserves
The movement in GHL Ordinary Shares during the six months ended June 30, 2025 is as follows:

(in thousands of shares)	Class A ordinary shares	Class B ordinary shares
In issue at January 1 – in issue	3,950,499	119,799
Issued for restricted share awards	—	4,471
Restricted share units vested	52,423	4,188
Exercise of share options	2,343	7,397
Issued under equity stock purchase plan	2,057	—
Repurchase of shares	(58,450)	—
Conversion of Class B ordinary shares to Class A ordinary shares	4,500	(4,500)
In issue at June 30	3,953,372	131,355
Restricted ordinary shares issued but not fully vested	—	(8,162)
In issue at June 30 – fully paid	3,953,372	123,193
Authorized	49,500,000	500,000